Equity	9 Months Ended
Jul. 31, 2020
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Equity

NOTE 14:  EQUITY

The following table summarizes the changes to the shares issued and outstanding, and treasury shares held as at and for the three and nine months ended July 31, 2020 and July 31, 2019.

Common and Preferred Shares Issued and Outstanding and Treasury Shares Held

(millions of shares and millions of Canadian dollars)	For the three months ended				For the nine months ended
	July 31, 2020		July 31, 2019		July 31, 2020		July 31, 2019
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of period	1,803.7	$21,766	1,829.1	$21,718	1,812.5	$21,713	1,830.4	$21,221
Proceeds from shares issued on exercise of stock options	0.2	12	0.8	45	1.2	65	1.8	97
Shares issued as a result of dividend reinvestment plan	10.0	583	1.1	92	12.2	726	3.8	289
Shares issued in connection with acquisitions[1]	–	–	–	–	–	–	5.0	366

Purchase of shares for cancellation and other	–	–	(11.2)	(133)	(12.0)	(143)	(21.2)	(251)
Balance as at end of period	1,813.9	$22,361	1,819.8	$21,722	1,813.9	$22,361	1,819.8	$21,722
Preferred Shares – Class A2,3
Balance as at beginning of period	232.0	$5,800	214.0	$5,350	232.0	$5,800	200.0	$5,000

Shares issued	–	–	18.0	450	–	–	32.0	800
Balance as at end of period	232.0	$5,800	232.0	$5,800	232.0	$5,800	232.0	$5,800
Treasury shares – common[4]
Balance as at beginning of period	0.3	$(25)	0.7	$(49)	0.6	$(41)	2.1	$(144)
Purchase of shares	35.6	(2,152)	30.5	(2,330)	104.2	(6,787)	102.0	(7,528)

Sale of shares	(35.0)	2,118	(30.6)	2,335	(103.9)	6,769	(103.5)	7,628
Balance as at end of period	0.9	$(59)	0.6	$(44)	0.9	$(59)	0.6	$(44)
Treasury shares – preferred[4]
Balance as at beginning of period	0.2	$(3)	0.3	$(6)	0.3	$(6)	0.3	$(7)
Purchase of shares	1.4	(29)	2.0	(42)	5.0	(98)	5.0	(111)

Sale of shares	(1.4)	27	(2.1)	44	(5.1)	99	(5.1)	114
Balance as at end of period	0.2	$(5)	0.2	$(4)	0.2	$(5)	0.2	$(4)

[1]

On November 1, 2018, the Bank issued 4.7 million shares for $342 million that form part of the consideration paid for Greystone Capital Management Inc., the parent company of Greystone Managed Investments Inc. (Greystone), as well as 0.3 million shares issued for $24 million as share-based compensation to replace share-based payment awards of Greystone. Refer to Note 13 of the Bank’s 2019 Annual Consolidated Financial Statements for a discussion on the acquisition of Greystone.

[2]

On January 16, 2020, the Bank announced that none of its 20 million Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series 5 (the “Series 5 Shares”) would be converted on January 31, 2020, into Non-Cumulative Floating Rate Preferred Shares NVCC, Series 6. As previously announced on January 2, 2020, the dividend rate for the Series 5 Shares for the 5-year period from and including January 31, 2020, to but excluding January 31, 2025, will be 3.876%.

[3]

On July 16, 2020, the Bank announced that none of its 14 million Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series 7 (the “Series 7 Shares”) would be converted on July 31, 2020, into Non-Cumulative Floating Rate Preferred Shares NVCC, Series 8. As previously announced on July 2, 2020, the dividend rate for the Series 7 Shares for the 5-year period from and including July 31, 2020, to but excluding July 31, 2025, will be 3.201%.

[4]	When the Bank purchases its own shares as part of its trading business, they are classified as treasury shares and the cost of these shares is recorded as a reduction in equity.

NORMAL COURSE ISSUER BID

On December 19, 2019, the Bank announced that the Toronto Stock Exchange (TSX) and OSFI had approved the Bank’s previously announced normal course issuer bid (NCIB) to repurchase for cancellation up to 30 million of its common shares. The NCIB commenced on December 24, 2019. During the three months ended July 31, 2020, the Bank did not repurchase any common shares under its NCIB. During the nine months ended July 31, 2020, the Bank repurchased 12 million common shares under its NCIB at an average price of $70.55 per share for a total amount of $847 million.

On March 13, 2020, OSFI issued a news release announcing a series of measures to support the resilience of financial institutions in response to challenges posed by COVID-19 and current market conditions. One such measure was a decrease in the Domestic Stability Buffer by 1.25% of risk-weighted assets. In the news release, OSFI expects that banks will use the additional lending capacity to support Canadian households and businesses and has set the expectation for all federally regulated financial institutions that dividend increases and share buybacks should be halted for the time being.

DIVIDEND REINVESTMENT PLAN

The Bank offers a dividend reinvestment plan for its common shareholders. Participation in the plan is optional and under the terms of the plan, cash dividends on common shares are used to purchase additional common shares. At the option of the Bank, the common shares may be issued from the Bank’s treasury at an average market price based on the last five trading days before the date of the dividend payment, with a discount of between 0% to 5% at the Bank’s discretion, or from the open market at market price.

On May 28, 2020, the Bank announced that, beginning with the dividend declared on May 28, 2020 for the quarter ended July 31, 2020, and until further announcement, the Bank will issue the common shares from treasury and will apply a 2% discount to the average market price of such common shares. The Bank’s practice is that, in conjunction with the Bank’s dividend declaration announcements, the Bank will announce whether a discount will apply to the average market price of common shares issued under the dividend reinvestment plan for the declared dividend.

During the three months ended July 31, 2020, 10 million common shares were issued from the Bank’s treasury with a 2% discount under the dividend reinvestment plan. During the nine months ended July 31, 2020, 2 million common shares were issued from the Bank’s treasury with no discount and 10 million common shares were issued from the Bank’s treasury with a 2% discount under the dividend reinvestment plan. During the three months ended July 31, 2019, 1 million common shares were issued from the Bank’s treasury with no discount under the dividend reinvestment plan. During the nine months ended July 31, 2019, 4 million common shares were issued from the Bank’s treasury with no discount under the dividend reinvestment plan.